Additional Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Information [Abstract]
General and administrative costs paid to parent	$ 44	$ 43	$ 40
Commitments to fund limited partnerships	491
Retirement and employee savings plan expense	$ 1	$ 2	$ 2